Average Annual Total Returns - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2023
Fidelity Limited Term Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(4.46%)
Past 5 years	0.89%
Past 10 years	0.98%
Fidelity Limited Term Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(4.46%)
Past 5 years	0.88%
Past 10 years	0.96%
Fidelity Limited Term Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.11%)
Past 5 years	1.05%
Past 10 years	1.12%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB086
Average Annual Return:
Past 1 year	(3.55%)
Past 5 years	1.11%
Past 10 years	1.17%